SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

2degrees Option Grant

In January 2018, 2degrees granted a total of 3.6 million service-based share options to employees under a plan whose vesting is subject to meeting a required service period of up to two years. Equity-based compensation expense will be recognized on a straight-line basis over the service period for these grants.

Extension of New Zealand Senior Facilities Agreement Term

In March 2018, 2degrees entered into an agreement with existing syndicate members representing $190 million NZD to extend the maturity date from January 2019 to January 2020. Borrowings totalling $10 million NZD will retain the January 2019 maturity date. Terms of the Senior Facilities Agreement, as amended, including interest rates and financial covenants are generally consistent with the prior agreement. Distributions will continue to be subject to free cash flow tests and the Company may be required to make certain prepayments of principal to the syndicate members. The Company will evaluate the agreement for modification or extinguishment treatment in accordance with applicable accounting guidance in the first quarter of 2018, when the extension was executed.

Equity Lock-up Period Expiration

On February 7, 2018, the lock-up period expired for 8,697,835 Trilogy LLC Class C-2 Units, giving each holder of these Units the right to require Trilogy LLC to repurchase any or all of such Units for either a number of Common Shares equal to the number of Trilogy LLC Class C Units to be redeemed, or a cash amount equal to the twenty day trailing weighted average trading price of such Common Shares at such time, with the form of consideration at the Company’s discretion. During the period from February 7, 2018 to March 21, 2018 (the date of this filing), there were no Trilogy LLC Class C-2 Units redeemed for Common Shares and there were 308,278 Trilogy LLC Class C-3 Units redeemed for Common Shares.

The lock-up period also expired for 5,585,927 Common Shares on February 7, 2018.